Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Dividends Paid and Proposed
	2018 cents per share		2017 cents per share		2016 cents per share		2018 $m		2017 $m		2016 $m
Paid during the year:
Final (declared for previous year)		71.0		64.0		57.5		130		127		137
Interim		36.3		33.0		30.0		69		62		56
Special (note 27)		0		202.5		632.9		0		404		1,500

		107.3		299.5		720.4		199		593		1,693

Proposed (not recognised as a liability at 31 December):
Final		78.1		71.0		64.0		141		135		126